DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
Net fair values of derivative financial instruments
The net fair values of derivative financial instruments at December 31, 2021 and 2020 were as follows:

	As of December 31,
	2021	2020

Contracts with positive fair value
Foreign exchange contracts	4,353	1,572

	4,353	1,572

Contracts with negative fair value
Interest rate swap contracts	(163)	(523)
Foreign exchange contracts	(1,726)	(5,835)

	(1,889)	(6,358)
Derivative financial instruments breakdown is as follows:
(a) Interest rate contracts
Fluctuations in market interest rates create a degree of risk by affecting the amount of the Company’s interest payments and the value of its floating-rate debt. As of December 31, 2021, most of the Company’s long-term borrowings were at variable rates.

During 2012 and 2013, Tenigal entered into several forward starting interest rate swap agreements in order to fix the interest rate to be paid over an aggregate amount of $100 million, at an average rate of 1.92%. As of December 31, 2021, only $6.3 million remain outstanding. These agreements,which became effective during July 2014, will be due on July 2022 and have been accounted for as cash flow hedges. As of December 31, 2021, the after-tax cash flow hedge reserve related to these agreements amounted to $(0.04) million.

Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges
	Gross amount	Income tax	Total

At December 31, 2019	(72)	23	(49)

(Decrease) / Increase	(454)	136	(318)
Reclassification to income statement	188	(56)	132

At December 31, 2020	(338)	103	(235)

(Decrease) / Increase	—	—	—
Reclassification to income statement	278	(83)	195

At December 31, 2021	(60)	20	(40)
The gross amount of the pre-tax reserve recorded in other comprehensive income at December 31, 2021 (amounting to a loss of $0.06 million) is expected to be reclassified to the income statements in accordance to the payments of interests in connection with the borrowings hedged by these derivative contracts, during 2021 and up to the end of the life of the borrowing in 2022.
21.    DERIVATIVE FINANCIAL INSTRUMENTS (continued)
(b) Foreign exchange contracts
From time to time, Ternium’s subsidiaries enter into derivative agreements to manage their exposure to currencies other than the $, in accordance with the Company’s policy for derivative instruments.
During 2021, 2020 and 2019, Ternium Argentina entered into several non-deliverable forward agreements in order to manage the exchange rate exposure generated by Argentine peso-denominated financial assets and liabilities. As of December 31, 2021, the notional amount on these agreements amounted to $100.0 million.
Furthermore, during 2021, 2020 and 2019, Ternium Colombia S.A.S. has entered into non-deliverable forward agreements to manage the exposure of certain actual and future trade receivables denominated in its local currency. As of December 31, 2021, the notional amount on these agreements amounted to $87.8 million.
During 2021, 2020 and 2019, Ternium Mexico entered into several forward agreements mainly to manage the exchange rate exposure generated by future payables in EUR related to the investment plan in Pesquería and other standard liabilities in EUR . Furthermore, a minor part of the forward agreements were carried out in order to manage the exchange rate exposure arising from sales in EUR. As of December 31, 2021, the aggregate notional amount on these agreements amounted to $44.0 million.
During 2021, 2020 and 2019, Ternium Investments S.à.r.l., entered into several forward agreements in order to manage the exchange rate exposure generated by the consolidated financial position in EUR. As of December 31, 2021, the notional amount on these agreements amounted to $12.8 million. In addition, during 2021 and 2020, Ternium Investments S.à r.l. entered into non-deliverable forward agreements to manage the exchange rate exposure generated by actual and future trade receivables denominated in Colombian pesos related to the commissioning of the plant and the business of its subsidiary, Ternium del Atlántico. As of December 31, 2021, there is no outstanding notional amount in Colombian pesos.
The net fair values of the exchange rate derivative contracts as of December 31, 2021 and 2020 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2021	2020

EUR/$	Forward - Buy EUR	47.1 million EUR	245	1,572
COP/$	ND Forward - Sell COP	337.3 billion COP	4,038	(5,835)
EUR/$	Forward - Sell EUR	3.0 million EUR	70	—
ARS/$	ND Forward - Buy ARS	10.9 billion ARS	(1,726)	—

			2,627	(4,263)
COP: Colombian pesos; EUR: Euros; $: U.S. dollars; ARS: Argentine pesos.